FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Jun. 30, 2020
Statement1 [Line Items]
Increase decrease in interest rate	$ 691,000	$ 603,000	$ 470,000
Increase decrease in hedging reserve in commodity price	$ 209,000	355,000	128,000
Commodity price rate	10.00%
Increase decrease in commodity price	$ 0	$ 0	$ 0
Liquidity risk [member] | Maximum [Member] | Reduction In The Minimum Cash Requirement [Member]
Statement1 [Line Items]
Cash held for managing liquidity risk				$ 30,000,000	$ 30,000,000
Liquidity risk [member] | Minimum [Member] | Reduction In The Minimum Cash Requirement [Member]
Statement1 [Line Items]
Cash held for managing liquidity risk				$ 20,000,000	$ 20,000,000